RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
18. RELATED PARTY TRANSACTIONS

With respect to aircraft financed by the Securitization Notes, BBAM was entitled to receive (i) a rent fee equal to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) a sales fee of 1.5% of the aggregate gross proceeds in respect of any aircraft sold. BBAM was also entitled to an administrative agency fee from B&B Air Funding of $20,000 per month, subject to an annual CPI adjustment. In connection with the redemption of the Securitization Notes in March 2019, these obligations were terminated.

BBAM is entitled to receive a servicing fee equal to 3.5% of the aggregate amount of rents actually collected, plus an administrative fee of $1,000 per aircraft per month. Under the Term Loan, the Magellan Acquisition Limited Facility and the Fly Aladdin Acquisition Facility, BBAM is also entitled to an administrative fee of $10,000 per month. Under the Fly Acquisition III Facility, BBAM was also entitled to an administrative fee of $10,000 per month. In connection with the repayment of the Fly Acquisition III Facility in October 2019, the servicing agreement was terminated. Under the Fly Aladdin Engine Funding Facility, BBAM is entitled to receive a servicing fee equal to 3.5% of monthly rents actually collected and an administrative fee equal to $1,000 per month.
For the years ended December 31, 2019, 2018 and 2017, BBAM received servicing and administrative fees totaling $15.4 million, $15.8 million and $13.1 million, respectively.
BBAM also is entitled to receive an acquisition fee of 1.5% of the gross acquisition cost for any aviation asset purchased by the Company, and a disposition fee of 1.5% of the gross proceeds for any aviation asset sold by the Company. During the years ended December 31, 2019, 2018 and 2017, the Company incurred $5.0 million, $16.1 million and $6.8 million of origination fees, respectively, payable to BBAM. During the years ended December 31, 2019, 2018 and 2017, the Company incurred disposition fees of $15.4 million, $3.1 million and $0.3 million, respectively, payable to BBAM.
In addition, Fly pays an annual management fee to the Manager as compensation for providing the services of the chief executive officer, the chief financial officer and other personnel, and for certain corporate overhead costs related to the Company. The management fee is adjusted each calendar year by (i) 0.3% of the change in the book value of the Company’s aircraft portfolio during the preceding year, up to a $2.0 billion increase over $2.7 billion and (ii) 0.25% of the change in the book value of the Company’s aircraft portfolio in excess of $2.0 billion, with a minimum management fee of $5.0 million. The management fee is also subject to an annual CPI adjustment applicable to the prior calendar year. For the years ended December 31, 2019, 2018 and 2017, the Company incurred Management Expenses of $9.6 million, $7.3 million and $6.3 million, respectively.
The management agreement is scheduled to terminate on July 1, 2025 and shall be automatically extended for one additional term of five years unless terminated by either party with 12 months’ notice or otherwise terminated earlier in accordance with the terms therein.
If the management agreement is not renewed on July 1, 2025, Fly will pay the Manager a non-renewal fee on such termination date in an amount equal to (i) $6.0 million plus (ii) so long as the Management Expense Amount does not exceed $12.0 million, 50% of the excess (if any) of the Management Expense Amount over $6.0 million in respect of the last fiscal year prior to such termination date.

The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2019, excluding rent fees, consisted of the following (dollars in thousands):

	2020	2021	2022	2023	2024	Thereafter	Total
Fixed administrative agency fee payments due by B&B Air Funding(1)	$51	$36	$34	$24	$14	$84	$243
Fixed administrative services fee due under the Term Loan(2)	384	337	236	173	149	100	1,379
Fixed administrative services fee due under the Magellan Acquisition Limited Facility(2)	204	204	203	192	192	386	1,381
Fixed administrative services fee due under Fly Acquisition III Facility(2)	48	48	48	44	36	84	308
Fixed administrative services fee due under Fly Aladdin Acquisition Facility(2)	288	278	254	140	78	92	1,130
Fixed administrative services fee due under Fly Aladdin Engine Funding Facility(2)	12	12	12	10	—	—	46
Fixed administrative agency fee payments due by other subsidiaries(2)	336	284	250	212	192	586	1,860
Fixed payments for Management Expenses(1) (3)	7,840	7,840	7,840	7,840	7,840	43,121	82,321
Acquisition fees related to Portfolio B in the AirAsia transactions(4)	5,273	8,568	1,485	—	—	—	15,326
Disposition fees on flight equipment held for sale	2,768	—	—	—	—	—	2,768
Total	$17,204	$17,607	$10,362	$8,635	$8,501	$44,453	$106,762

(1)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2019 remain constant in future periods.
(2)	Assumes number of aircraft and engines at December 31, 2019 remain constant in future periods.
(3)	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2019 remains constant in future periods.
(4)	Based on number of aircraft expected to be purchased.